Guarantees, commitments, pledged assets and contingencies - Sources of Pledged Assets and Collateral (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	$ 587,522	$ 556,415
Sources Of Pledged Assets And Collateral [Member] | Bank assets [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	186,715	157,402
Sources Of Pledged Assets And Collateral [Member] | Bank assets [member] | Loans [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	99,302	80,542
Sources Of Pledged Assets And Collateral [Member] | Bank assets [member] | Securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	59,479	55,544
Sources Of Pledged Assets And Collateral [Member] | Bank assets [member] | Other assets [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	27,934	21,316
Sources Of Pledged Assets And Collateral [Member] | Client assets [member]
Disclosure of financial assets [line items]
Collateral received and available for sale or re-pledging	438,686	448,338
Less: not sold or re-pledged	(37,879)	(49,325)
Net client assets pledged and collateral	$ 400,807	$ 399,013